SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		9 Months Ended
	Aug. 14, 2019	Apr. 29, 2019	Nov. 30, 2018	Oct. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019
Partial payments received						$ 2,000,000
Gulf of Mexico Well Tau [Member]
Proceeds from insurance					$ 2,100,000		$ 8,300,000
Subsequent Event [Member]
Insurance policy purchased				$ 159,995
Insurance policy premium				146,310
Lease bonus payments first year rentals			$ 187,809	$ 139,809
Percent lease bonus payment			80.00%	80.00%
Subsequent Event [Member] | Gulf of Mexico Well Tau [Member]
Proceeds from insurance	$ 2,500,000
Working interest insurance	100.00%
Subsequent Event [Member] | Term Loan Facility [Member]
Term loan facility amount available		$ 11,000,000
Proceeds from loans		$ 1,000,000